Consolidated Statements of Equity - CAD ($) $ in Thousands	Issued capital [member]	Capital reserve [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2021	125,720,950
Balance at Dec. 31, 2021	$ 295,464	$ 18,640	$ 0	$ (156,749)	$ 157,355
Statement Line Items [Line Items]
Comprehensive income (loss) for the year	$ 0	0	(3)	24,908	24,905
Shares issued (in shares)	13,750,000
Flow-through funds raised	$ 10,864	0	0	0	10,864
Share-based compensation (in shares)	0
Share-based compensation	$ 0	1,669	0	0	1,669
Balance (in shares) at Dec. 31, 2022	139,470,950
Balance at Dec. 31, 2022	$ 306,328	20,309	(3)	(131,841)	194,793
Statement Line Items [Line Items]
Comprehensive income (loss) for the year	$ 0	0	(6)	(17,213)	(17,219)
Shares issued (in shares)	6,076,500
Flow-through funds raised	$ 3,949	0	0	0	3,949
Share-based compensation (in shares)	197,345
Share-based compensation	$ 0	1,351	0	0	1,351
Balance (in shares) at Dec. 31, 2023	145,744,795
Balance at Dec. 31, 2023	$ 310,277	21,660	(9)	(149,054)	182,874
Statement Line Items [Line Items]
Comprehensive income (loss) for the year	$ 0	0	(3)	(108,138)	(108,141)
Shares issued (in shares)	5,320,000
Flow-through funds raised	$ 2,446	0	0	0	2,446
Share-based compensation (in shares)	491,478
Share-based compensation	$ 0	1,024	0	0	1,024
Balance (in shares) at Dec. 31, 2024	151,556,273
Balance at Dec. 31, 2024	$ 312,723	$ 22,684	$ (12)	$ (257,192)	$ 78,203